General and administrative (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of General And Administrative [Abstract]
Disclosure of expenses by nature [Table Text Block]
	2019	2018
	$	$

General and administrative expenses, excluding the below items	1,591	1,621
Salaries, fees and short-term benefits	2,423	1,949
Change in fair value of deferred share units	1,134	(1,064)
Share-based compensation	291	280
	5,439	2,786